Summary of Significant Accounting Policies, (ACL) AFS Securities, HTM Securities, Loans, Off-Balance Sheet Credit Exposures and Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Loan Losses [Abstract]
Accrued interest receivable on AFS debt securities	$ 1,294	$ 394
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable	Accrued interest receivable
ACL related to AFS debt securities	$ 0	$ 0
ACL related to HTM debt securities	1	2	$ 3
ACL related to HTM debt securities, recovery of provision expense	(1)	(1)
Accrued interest receivable on HTM debt securities	$ 24	$ 27
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable	Accrued interest receivable
Credit loss, reversion period	2 years
Accrued interest receivable on loans	$ 3,429	$ 3,122
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable	Accrued interest receivable
ACL related to loans	$ 10,088	$ 8,767	7,431
Provision expense	$ 2,580	2,030
Loans maturity period	6 years
ACL related to off-balance sheet credit	$ 582	692
ACL related to off-balance sheet credit with corresponding provision expense (recovery)	(110)	61
Loans [Abstract]
Loans held for sale	$ 0	$ 0
Concentrations of Credit Risk [Abstract]
% Total Loans	100.00%	100.00%
Due from Banks	$ 66,599
Residential Real Estate Loans [Member]
Allowance for Loan Losses [Abstract]
ACL related to loans	2,684	$ 2,213	2,026
Provision expense	$ 446	$ 251
Concentrations of Credit Risk [Abstract]
% Total Loans	35.18%	32.88%
Commercial Real Estate Loans [Member]
Allowance for Loan Losses [Abstract]
ACL related to loans	$ 3,653	$ 3,047	2,200
Provision expense	$ 567	$ 824
Concentrations of Credit Risk [Abstract]
% Total Loans	35.13%	33.22%
Commercial and Industrial Loans [Member]
Concentrations of Credit Risk [Abstract]
% Total Loans	14.92%	16.18%
Consumer Loans [Member]
Allowance for Loan Losses [Abstract]
ACL related to loans	$ 2,215	$ 2,232	$ 2,028
Provision expense	$ 1,570	$ 1,040
Concentrations of Credit Risk [Abstract]
% Total Loans	14.77%	17.72%